United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total: 311,121(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C   57190320   $6,408    134280SH           SOLE                                134280
STARWOOD HOTELS&RESORTS WRLD               C   85590A401  $5,863     93815SH           SOLE                                 93815
WEINGARTEN RLTY INVS                       C   94874110      $48      1050SH           SOLE                                  1050
DEVELOPERS DIVERSIFIED RLTY                C   25159110      $63      1000SH           SOLE                                  1000
KILROY RLTY CORP                           C   49427F10      $59       750SH           SOLE                                   750
AMB PPTY CORP                              C   00163T10  $10,249    174860SH           SOLE                                174860
AMERICAN CAMPUS CMNTYS INC                 C   248535100     $59      2000SH           SOLE                                  2000
ARCHSTONE-SMITH TR                         C   39583109  $19,793    340025SH           SOLE                                340025
AVALONBAY CMNTYS INC                       C   5348410   $20,321    156255SH           SOLE                                156255
BOSTON PPTYS INC                           C   10112110  $20,782    185752SH           SOLE                                185752
BRE PPTYS INC                              C   5.56E+13   $9,333    143535SH           SOLE                                143535
CAMDEN PPTY TR                             C   13313110   $4,143     56095SH           SOLE                                 56095
CRESCENT R E EQUITIES INC                  C   22575610   $1,193     60400SH           SOLE                                 60400
DEVELOPERS DIVERSIFIED RLTY                C   25159110   $1,259     20000SH           SOLE                                 20000
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $10,575    194286SH           SOLE                                194286
EQUITY OFFICE PPTYS TR                     C   29474110      $58      1200SH           SOLE                                  1200
EQUITY RESIDENTIAL                         C   29476L10   $6,668    131380SH           SOLE                                131380
ESSEX PPTY TR                              C   29717810   $4,535     35085SH           SOLE                                 35085
FEDERAL RLTY INVT TR                       C   31374720  $10,809    127165SH           SOLE                                127165
FOREST CITY ENTERPRISES INC                C   34555010   $2,817     48230SH           SOLE                                 48230
HIGHWOODS PROPERTIES INC                   C   43128410      $61      1500SH           SOLE                                  1500
HOST MARRIOTT CORP NEW                     C   44107P10  $18,380    748675SH           SOLE                                748675
KILROY RLTY CORP                           C   49427F10   $3,455     44290SH           SOLE                                 44290
LASALLE HOTEL PPTYS                        C   51794210   $4,317     94160SH           SOLE                                 94160
MACERICH CO                                C   55438210   $7,265     83925SH           SOLE                                 83925
PROLOGIS TR                                C   74341010  $19,750    324993SH           SOLE                                324993
PS BUSINESS PKS INC CALIF                  C   69360J10   $4,487     63450SH           SOLE                                 63450
PUBLIC STORAGE INC                         C   74460D10  $21,168    217105SH           SOLE                                217105
REGENCY CTRS CORP                          C   75884910  $12,991    166183SH           SOLE                                166183
SIMON PPTY GROUP INC NEW                   C   82880610  $21,382    211101SH           SOLE                                211101
SL GREEN RLTY CORP                         C   78440X10  $19,092    143790SH           SOLE                                143790
TAUBMAN CTRS INC                           C   87666410  $11,614    228350SH           SOLE                                228350
VORNADO RLTY TR                            C   92904210  $14,976    123260SH           SOLE                                123260
BROOKFIELD PPTYS CORP                      C   11290010   $4,380    111360SH           SOLE                                111360
GENERAL GROWTH PPTYS INC                   C   37002110   $7,687    147170SH           SOLE                                147170
MAGUIRE PPTYS INC                          C   55977510   $5,040    125990SH           SOLE                                125990
ASSOCIATED ESTATES RLTY CORP               C   45604105      $41      3000SH           SOLE                                  3000


</SEC-DOCUMENT>